Leases - Schedule of Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating lease cost
Lease expenses	$ 103,457	$ 94,835
Lease expenses – short-term	2,294	1,404	77,751
Total lease expenses	$ 105,751	$ 96,239	$ 77,751
Weighted-average remaining term Operating lease	1 month 2 days	1 year 1 month 2 days
Weighted-average discount rate Operating lease	5.40%	5.40%